Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets [Abstract]
Schedule of Other Assets
	June 30,	December 31,
(in thousands)	2024	2023

Restricted cash	$306	$300
Long Term Deposit	8	8
Long-term prepaid expenses	92	179
Right-of-Use assets, net	870	1,041
	$1,276	$1,528